Net Product Revenues by Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net product revenues	$ 257,612	$ 238,184	$ 235,441	$ 202,601	$ 198,173	$ 185,132	$ 171,133	$ 181,006	$ 933,838	$ 735,444	$ 540,488
Xifaxan
Segment Reporting Information [Line Items]
Net product revenues									645,628	514,480	371,653
Purgatives-OsmoPrep/MoviPrep
Segment Reporting Information [Line Items]
Net product revenues									76,869	64,932	88,746
Inflammatory Bowel Disease - Colazal/Apriso/Giazo
Segment Reporting Information [Line Items]
Net product revenues									126,388	85,504	49,736
Other - Anusol/Azasan/Diuril/Pepcid/Proctocort/Relistor/Deflux/Solesta/Metozolv/Fulyzaq
Segment Reporting Information [Line Items]
Net product revenues									$ 84,953	$ 70,528	$ 30,353